UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21707

PRESIDIO FUND

(Exact name of registrant as specified in charter)

                                                                                    726 Lake Street

                                                                      San Francisco, CA

                                                                                       94118

                                                                                                 (Address of principal executive offices)

                                                                                                  (Zip code)

Kevin C. O’Boyle

Presidio Fund

726 Lake Street

San Francisco, CA 94118

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 751-0950

Date of fiscal year end: April 30

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Presidio Fund

		Schedule of Investments
		January 31, 2006
		(Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aerospace/Defense
44,300	SM&A *	$ 319,403	1.20%

Agriculture
27,100	UAP Holding Corp.	573,436	2.16%

Automotive
7,500	Gentex Corp.	125,250	0.47%

Basic Materials
8,100	Newmont Mining Corp.	500,580
17,300	OM Group Inc. *	372,123
8,600	streetTRACKS Gold Shares *	487,620
		1,360,323	5.13%

Business Services
15,800	ADVO Inc.	519,504
6,900	Cardinal Health Inc.	497,076
13,100	FTI Consulting Inc.*	354,355
56,100	IKON Office Solutions Inc.	663,102
14,100	Keystone Automotive Industries Inc.*	536,364
		2,570,401	9.69%

Capital Goods
118,900	Global Power Equipment Group Inc. *	563,586
49,600	Modtech Holdings Inc. *	394,816
		958,402	3.61%

Consumer Products
67,000	Align Technology Inc. *	548,060
10,000	Inter Parfums Inc.	188,000
17,300	LeapFrog Enterprises Inc. *	196,182
26,900	Newell Rubbermaid Inc.	635,916
37,500	Playtex Products Inc.*	503,250
34,300	Treehouse Foods Inc. *	673,995
		2,745,403	10.35%

Consumer Services
21,900	Corinthian Colleges Inc. *	277,692	1.05%

Electronic Components, NEC
10,500	Rogers Corp. *	494,655	1.87%

Energy
8,100	Ensco International Inc.	414,072
14,500	International Coal Group, Inc. *	146,740
		560,812	2.12%

Healthcare - Biotechnology
7,600	MedImmune Inc. *	259,312	0.98%

Healthcare Capital Equipment
10,000	Abaxis *	199,200
34,800	Cardiac Science Corporation *	373,056
75,400	Digirad Corp. *	301,600
28,800	Omnicell Inc. *	333,504
10,200	ZOLL Medical Corp. *	279,480
		1,486,840	5.61%

Healthcare Products
13,700	Endo Pharmaceuticals Holdings Inc. *	393,190
13,700	Kensey Nash Corp. *	334,417
		727,607	2.74%

Information Technology Service
16,500	Bearingpoint Inc. *	135,630
26,600	Electronic Data Systems Corp.	670,054
		805,684	3.04%

Insurance and Insurance Brokers
5,000	Conseco Inc. *	121,850
23,500	Direct General Corp.	399,970
42,100	USI Holdings Corp. *	592,768
		1,114,588	4.20%

Resturants
1,600	California Pizza Kitchen Inc.*	52,352	0.20%

Retail
66,100	1-800-Flowers.com Inc. *	434,277
10,800	AnnTaylor Stores Corp. *	359,856
32,500	Casual Male Retail Group Inc. *	244,725
12,700	Family Dollar Stores Inc.	304,165
17,900	Fred's Inc.	284,252
21,500	Rent-A-Center Inc.	440,750
10,300	Ross Stores Inc.	293,550
		2,361,575	8.91%

Software
68,800	Callidus Software Inc. *	301,344
32,700	Compuware Corp. *	269,775
22,500	Reynolds & Reynolds Co. Cl A	639,000
15,900	SPSS Inc. *	512,616
		1,722,735	6.50%

Technology
22,700	American Power Conversion Corp.	537,990
78,900	NetScout Systems Inc. *	501,804
20,700	Power Integrations Inc.*	548,343
66,900	Staktek Holdings Inc. *	467,631
23,500	Synplicity Inc. *	221,370
		2,277,138	8.59%

Telecommunications Equipment
27,400	Avaya Inc.*	289,070
17,300	EMS Technologies Inc.*	297,214
		586,284	2.21%

Total for Common Stock (Cost $18,877,887)		21,379,892	80.63%

Cash and Equivalents
5,387,855	Fidelity T/E Portfolio Cl I 2.92% **	5,387,855	20.32%
	(Cost - $5,387,855)

	Total Investments	26,767,747	100.95%
	(Cost - $24,265,742)

	Liabilities in Excess of Other Assets	(251,021)	-0.95%

	Net Assets	$ 26,516,726	100.00%

* Non-Income producing securities.
** Variable rate security; the coupon rate shown represents the rate at January 31, 2006
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

PRESIDIO FUND

(Unaudited)

1. SECURITY TRANSACTIONS

At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,265,742 amounted to $2,502,005, which consisted of aggregate gross unrealized appreciation of $2,786,687 and aggregate gross unrealized depreciation of $284,682.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRESIDIO FUND

By : /s/ Kevin C. O’Boyle

      Kevin C. O’Boyle

      President

Date:         3/28/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Kevin C. O’Boyle

      Kevin C. O’Boyle

      President

Date:         3/28/2006

By : /s/ Kevin C. O’Boyle

       Kevin C. O’Boyle

       Chief Financial Officer

Date:         3/28/2006